Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

6. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses consist of the following:

	December 31,
	2016	2015
	(In thousands)
Accrued compensation and employee benefits	$143,666	$161,411
Other accrued expenses	113,133	120,470

Total	$256,799	$281,881